DIVIDENDS	12 Months Ended
Dec. 31, 2020
ifrs DIVIDENDS [abstract]
Disclosure of dividends

1.               DIVIDENDS

No dividend was proposed for the year ended December 31, 2020 (2018 and 2019: RMB0.06, RMB425,012,000 per share).